Income taxes (Details 1) - CLP ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Line Items]
Current tax assets, non-current	$ 3,094	$ 3,236
Others [Member]
Income Taxes [Line Items]
Current tax assets, non-current	$ 3,094	$ 3,236